Stock-Based Compensation - Stock Option Activity and Related Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Balance at beginning of period	156,659	12,500
Granted	1,061,325	144,159
Exercised	(12,290)
Cancelled
Expired	(2,154)
Forfeited	(70,387)
Balance at end of period	1,133,153	156,659
Exercisable at end of period	111,920
Weighted -Average Exercise Price
Balance at beginning of period	$ 0.36	$ 0.18
Granted	$ 4.60	$ 0.39
Exercised	$ 0.24
Cancelled
Expired	$ 0.54
Forfeited	$ 0.45
Balance at end of period	$ 4.33	$ 0.36
Exercisable at end of period	$ 0.54
Weighted- Average Remaining Contractual Term
Balance at end of period	9 years 8 months 16 days
Exercisable at end of period	8 years 10 months 17 days
Aggregate Intrinsic Value
Balance at end of period	$ 3,026,430
Exercisable at end of period	$ 722,829